UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act file number: 811-09018

                        AMERICAN BEACON MILEAGE FUNDS
              (Exact name of registrant as specified in charter)

                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
            (Address of principal executive offices)-(Zip code)

                        WILLIAM F. QUINN, PRESIDENT
                    4151 Amon Carter Boulevard, MD 2450
                          Fort Worth, Texas 76155
                  (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                  Date of fiscal year end: December 31, 2006

                  Date of reporting period: June 30, 2006


ITEM 1. REPORT TO STOCKHOLDERS.

    G U I D A N C E     |      V I S I O N      |      E X P E R I E N C E



[AMERICAN BEACON MILEAGE FUNDS LOGO]


SEMI-ANNUAL REPORT

[PHOTO]


JUNE 30, 2006


MONEY MARKET MILEAGE FUND

U.S. GOVERNMENT MONEY MARKET MILEAGE FUND

MUNICIPAL MONEY MARKET MILEAGE FUND

About American Beacon Advisors

--------------------------------------------------------------------------------

Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.


Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.

Contents

--------------------------------------------------------------------------------



President's Message...........................    1

Financial Highlights

  Money Market Mileage Fund...................   17

  U.S. Government
  Money Market Mileage Fund...................   18

  Municipal Money Market Mileage Fund.........   19

Schedule of Investments

  Money Market Portfolio......................   20

  U.S. Government Money Market Portfolio......   23

  Municipal Money Market Portfolio............   24

Additional Information...................Back Cover



Any opinions herein, including forecasts, reflect our judgement as of the end of the reporting period and are subject to change. Each advisor's strategies and each Fund's portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Mileage Funds                                      June 30, 2006

FELLOW SHAREHOLDERS,

Enclosed please find the Semi-Annual Report for the American Beacon Mileage Funds for the six months ended June 30, 2006. During this time, the Mileage Funds outperformed their respective peer groups.

     The Federal Reserve (the "Fed") raised overnight rates four times during the period, resulting in a Fed Funds target rate of 5.25% as of June 30, 2006. In its June statement, the Fed acknowledged that economic growth is moderating but remained concerned that "the high levels of resource utilization and the prices of energy and other commodities have the potential to sustain inflation pressures."

     Despite rising interest rates, the American Beacon Money Market Mileage Funds produced strong relative returns for the period. The Money Market Mileage Fund-Mileage Class returned 2.08% for the six months, outperforming the Lipper Money Market Average return of 1.89%. The U.S. Government Money Market Mileage Fund-Mileage Class outpaced the Lipper U.S. Government Money Market Average with a return of 2.02% versus 1.93% for the Average. Additionally, the Municipal Money Market Mileage Fund-Mileage Class posted a gain of 1.29%, outperforming the Lipper Tax-Exempt Money Market Average return of 1.27%.

     Please review the enclosed portfolio listings and detailed financial data. As always, we welcome the opportunity to serve your financial needs. Should you have any questions about the enclosed information, please do not hesitate to contact us at 800-967-9009. You may also access Fund and account information at www.americanbeaconfunds.com. Thank you for your continued confidence in the American Beacon Mileage Funds.

                                   Sincerely,
                                   /s/ WILLIAM F. QUINN
                                   William F. Quinn
                                   President, American Beacon Mileage Funds


(BILL QUINN PICTURE)

ECONOMIC OVERVIEW
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


TThe U.S. economy expanded at an annual rate of 5.6% in the first quarter of 2006 thanks to strong consumer spending and business investment. However, soaring gasoline prices and a slowdown in the housing market caused the second quarter gross domestic product ("GDP") growth to slow to an estimated 2.5%. It also appeared that the labor market was cooling as payroll gains came in below consensus, rising 325,000 during the second quarter versus a revised 629,000 in the first quarter of 2006. Despite the slowdown in payroll growth, the unemployment rate continued to decline during the second quarter, coming in at a low 4.6% for the month of June. In addition, June average hourly earnings climbed 3.9% from the prior year, fueling concerns that the low unemployment rate was putting upward pressure on inflation.

     The Federal Reserve Board raised overnight rates by 25 percentage points at each of the first four meetings in 2006, resulting in a Fed Funds target rate of 5.25% as of June 30, 2006. In its June statement, the Fed acknowledged that economic growth was moderating but remained concerned that "the high levels of resource utilization and the prices of energy and other commodities have the potential to sustain inflation pressures." They did remove the phrase "some further policy firming may yet be needed" and stated that the extent and timing of any additional firming "will depend on the evolution of the outlook for both inflation and economic growth." The Fed remains data dependent, leaving the door open for either a pause or another rate hike at their next several meetings.

     As expected, we began to see higher energy and commodity prices being passed on to the consumer in the form of higher goods prices during the period. The core Consumer Price Index ("CPI") rose more than forecast in June, up 0.3% for the month and 2.6% year over year. This was the fourth consecutive month of core inflation rising 0.3%, which according to Bloomberg, is the longest such stretch since January to April 1995. Bernanke called the recent increases in core prices "unwelcome developments" and said central bankers "will be vigilant" to ensure inflation doesn't become entrenched. As a result, if core inflation numbers continue to rise in the coming months, the Fed may prolong its tightening cycle. At the end of the second quarter, the Fed Funds future market was indicating a chance of another 0.25% rate increase by the end of the third quarter.

     The yield curve shifted up as the Fed Funds rate rose during the second quarter 2006. However, the curve continued to invert as yields on the 6-month Treasury bill ended the quarter at 5.23% versus 5.15% for the 2-year note and 5.14% for the 10-year note.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM)
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


     The Money Market Mileage Fund maintained the strategy of purchasing 3-month variable rate securities based on the London Interbank Offered Rate (LIBOR) in addition to short-dated commercial paper during the period in response to the rising interest rate environment.

     With the Fed Funds futures market indicating a chance of another 25 percentage point rate increase by the end of the third quarter, the Money Market Mileage Fund continued to keep its weighted-average maturity relatively short. However, we will continue to monitor economic trends and adjust our weighted-average maturity. In addition, we remain conservative on credit risk given the tight credit spread environment.

     For the six months ended June 30, 2006, the total return of the American Beacon Money Market Mileage Fund -- Mileage Class was 2.08%. The Fund outperformed the Lipper Money Market Average return of 1.89% by 19 percentage points. The Lipper Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                               MILEAGE CLASS TOTAL RETURNS
                          -------------------------------------
                                   AS OF JUNE 30, 2006
                          -------------------------------------
                          1 YEAR  3 YEARS*  5 YEARS*  10 YEARS*
                          ------  --------  --------  ---------


American Beacon Money
  Market Mileage Fund      3.74%    2.02%     1.82%     3.51%
Lipper Money Market
  Average                  3.35%    1.68%     1.52%     3.26%


*     Annualized


                                   ANNUALIZED TOTAL RETURNS
                                 ---------------------------
                                       AS OF 6/30/2006
                                 ---------------------------
                                 1 YEAR   5 YEARS   10 YEARS
                                 ------   -------   --------


Mileage Class(1)..............    3.74%     1.82%     3.51%
Platinum Class(1).............    3.12%     1.26%     2.99%


1 Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

PORTFOLIO STATISTICS AS OF JUNE 30, 2006


                             MILEAGE CLASS    PLATINUM CLASS
                             -------------    --------------


7-day Current Yield*              4.59%            3.98%
7-day Effective Yield*            4.70%            4.06%
30-day Yield*                     4.52%            3.91%
Weighted Avg. Maturity              36               36


* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

TOP TEN HOLDINGS AS OF JUNE 30, 2006


                                           % OF
                                        NET ASSETS
                                        ----------


Royal Bank of Scotland                      5.1%
US Bank, NA                                 4.2%
ASIF Global Financing                       4.1%
Wells Fargo & Co.                           4.1%
FCAR Owner Trust                            3.9%
American Honda Finance Corp.                3.6%
Citigroup Global Markets Holdings,
  Inc.                                      3.4%
Goldman Sachs Group, Inc.                   3.3%
Barclays US Funding LLC                     3.3%
General Electric Capital Corp.              3.1%


ASSET ALLOCATION AS OF JUNE 30, 2006


                                           % OF
                                        NET ASSETS
                                        ----------


Bank CDs, TDs, and Notes                   48.0%
Corporate Notes                            37.0%
Commercial Paper                           11.4%
Funding Agreements                          1.7%
Repurchase Agreements                       1.6%
Net Other Assets                            0.3%


FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

PERFORMANCE OVERVIEW
AMERICAN BEACON MONEY MARKET MILEAGE FUND(SM) -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.


                         BEGINNING    ENDING    EXPENSES PAID
                          ACCOUNT    ACCOUNT   DURING PERIOD*
                           VALUE      VALUE        1/1/06-
                           1/1/06    6/30/06       6/30/06
                         ---------  ---------  --------------



MILEAGE CLASS
Actual                   $1,000.00  $1,020.82       $3.08
Hypothetical (5% return
  before expenses)       $1,000.00  $1,021.74       $3.09
PLATINUM CLASS
Actual                   $1,000.00  $1,017.75       $6.12
Hypothetical (5% return
  before expenses)       $1,000.00  $1,018.72       $6.13


* Expenses are equal to the Fund's annualized expense ratio for the six-month period of 0.62% and 1.22% for the Mileage and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(SM)
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


     The U.S. Government Money Market Mileage Fund maintained the strategy of purchasing 3-month variable rate securities based on the London Interbank Offered Rate (LIBOR) in addition to short-dated commercial paper during the period in response to the rising interest rate environment.

     With the Fed Funds futures market indicating a chance of another 25 percentage point rate increase by the end of the third quarter, the U.S. Government Money Market Mileage Fund continued to keep its weighted-average maturity relatively short. However, we will continue to monitor economic trends and adjust our duration posture. In addition, we remain conservative on credit risk given the tight credit spread environment.

     For the six months ended June 30, 2006, the total return of the American Beacon U.S. Government Money Market Mileage Fund -- Mileage Class was 2.02%. The Fund outperformed the Lipper U.S. Government Money Market Average return of 1.93% by 9 percentage points. The Lipper U.S. Government Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper U.S. Government Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                               MILEAGE CLASS TOTAL RETURNS
                          -------------------------------------
                                   AS OF JUNE 30, 2006
                          -------------------------------------
                          1 YEAR  3 YEARS*  5 YEARS*  10 YEARS*
                          ------  --------  --------  ---------


American Beacon U.S.
  Government Money
  Market Mileage Fund      3.58%    1.84%     1.64%     3.35%
Lipper U.S. Government
  Money Market Average     3.43%    1.72%     1.55%     3.30%


*     Annualized


                                 ANNUALIZED TOTAL RETURNS
                              -----------------------------
                                 PERIODS ENDED 06/30/2006
                              -----------------------------
                              1 YEAR    5 YEARS    10 YEARS
                              ------    -------    --------


Mileage Class(1)...........    3.58%      1.64%      3.35%
Platinum Class(1,2)........    3.09%      1.21%      3.05%


1 Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 The Platinum Class of the Fund began offering it s shares on November 1, 1999. Performance results prior to that date are for the Mileage Class of Fund shares. Because the Mileage Class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2006


                             MILEAGE CLASS   PLATINUM CLASS
                             -------------   --------------


7-day Current Yield*              4.47%           3.97%
7-day Effective Yield*            4.57%           4.05%
30-day Yield*                     4.39%           3.89%
Weighted Average Maturity           11              11


* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

ASSET ALLOCATION AS OF JUNE 30, 2006


                                           % OF
                                        NET ASSETS
                                        ----------


Repurchase Agreements                      84.7%
Variable Rate Agency                       15.3%


FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the

PERFORMANCE OVERVIEW
AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(SM) -- CONTINUED JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.


                         BEGINNING    ENDING    EXPENSES PAID
                          ACCOUNT    ACCOUNT   DURING PERIOD*
                           VALUE      VALUE        1/1/06-
                           1/1/06    6/30/06       6/30/06
                         ---------  ---------  --------------



MILEAGE CLASS
Actual                   $1,000.00  $1,020.23       $3.51
Hypothetical (5% return
  before expenses)       $1,000.00  $1,021.32       $3.51
PLATINUM CLASS
Actual                   $1,000.00  $1,017.71       $6.00
Hypothetical (5% return
  before expenses)       $1,000.00  $1,018.84       $6.01


* Expenses are equal to the Fund's annualized expense ratio for the six-month period of 0.70% and 1.20% for the Mileage and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET MILEAGE FUND(SM)
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


     The Municipal Money Market Mileage Fund maintained a relatively short average maturity in the first half of 2006. The variable rate demand note (VRDN) market provided the most attractive investment option throughout the period. Rates on these securities remained appealing, as short-term interest rates were increased at seventeen consecutive Fed meetings since June 2004.

     We will continue to focus purchases on attractively priced VRDNs backed by letters of credit or bond insurance and may buy selective fixed rate instruments when evidence emerges that the Fed has completed its current tightening cycle.

     For the six months ended June 30, 2006, the total return of the American Beacon Municipal Money Market Mileage Fund -- Mileage Class was 1.29%. The Fund outperformed the Lipper Tax-Exempt Money Market Average return of 1.27% by 2 percentage points. The Lipper Tax-Exempt Money Market Average is calculated by taking an arithmetic average of the returns of the mutual funds in the Lipper Tax-Exempt Money Market Funds category. Lipper is an independent mutual fund research and ranking service that ranks mutual funds in various categories by making comparative calculations using total returns.


                               MILEAGE CLASS TOTAL RETURNS
                          -------------------------------------
                                   AS OF JUNE 30, 2006
                          -------------------------------------
                          1 YEAR  3 YEARS*  5 YEARS*  10 YEARS*
                          ------  --------  --------  ---------


American Beacon
  Municipal Money Market
  Mileage Fund             2.28%    1.33%     1.17%     2.15%
Lipper Tax Exempt Money
  Mkt Avg                  2.26%    1.24%     1.15%     2.12%


*     Annualized


                                 ANNUALIZED TOTAL RETURNS
                               ---------------------------
                                 PERIODS ENDED 06/30/2006
                               ---------------------------
                               1 YEAR   5 YEARS   10 YEARS
                               ------   -------   --------


Mileage Class(1)............    2.28%     1.17%     2.15%
Platinum Class(1,2).........    1.81%     0.70%     1.82%


1 Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and share may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2 The Platinum Class of the Fund began offering it s shares on November 1, 1999. Performance results prior to that date are for the Mileage Class of Fund shares. Because the Mileage Class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

PORTFOLIO STATISTICS AS OF JUNE 30, 2006


                             MILEAGE CLASS   PLATINUM CLASS
                             -------------   --------------


7-day Current Yield*              3.24%           2.80%
7-day Effective Yield*            3.29%           2.84%
30-day Yield*                     2.96%           2.52%
Weighted Average Maturity            4               4


* Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield. Yield is a more accurate reflection of the Fund's current earnings than total returns.

TOP TEN HOLDINGS AS OF JUNE 30, 2006


                                           % OF
                                        NET ASSETS
                                        ----------


Alachua County, Florida Housing
  Financial Authority                      5.3%
Village of Richton Park, Illinois-
  Industrial Development Revenue
  Bonds                                    5.2%
Michigan State Housing Development
  Authority                                5.1%
Ohio Water Development Authority           4.9%
Montgomery County, Maryland Variable
  Rate Housing Revenue Bonds               4.9%
New York State Housing Finance Agency      4.6%
Sweetwater County, Wyoming Pollution
  Control Revenue Refunding Bonds          4.3%
Indiana County Industrial Development
  Authority Refunding Bonds                4.3%
City of Farmington Pollution Control
  Revenue Bonds                            4.3%
University Athletic Association, Inc.
  Revenue Bonds                            4.1%


ASSET ALLOCATION AS OF JUNE 30, 2006


                                           % OF
                                        NET ASSETS
                                        ----------


Municipal Obligations                      98.3%
Other Investments                           1.7%


FUND EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

PERFORMANCE OVERVIEW
AMERICAN BEACON MUNICIPAL MONEY MARKET MILEAGE FUND(SM) -- CONTINUED JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2006 through June 30, 2006.

ACTUAL EXPENSES

     The "Actual" line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The "Hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund's actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the "Hypothetical" lines of the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.


                         BEGINNING     ENDING     EXPENSES PAID
                          ACCOUNT     ACCOUNT    DURING PERIOD*
                           VALUE       VALUE         1/1/06-
                           1/1/06     6/30/06        6/30/06
                         ---------   ---------   --------------


MILEAGE CLASS
Actual                   $1,000.00   $1,012.92        $3.67
Hypothetical (5%
  return before
  expenses)              $1,000.00   $1,021.14        $3.69
PLATINUM CLASS
Actual                   $1,000.00   $1,010.59        $5.98
Hypothetical (5%
  return before
  expenses)              $1,000.00   $1,018.84        $6.01


* Expenses are equal to the Fund's annualized expense ratio for the six-month period of 0.74% and 1.20% for the Mileage and Platinum Classes, respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

AMERICAN BEACON MILEAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED)  (IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

--------------------------------------------------------------------------------





                                                                        U.S. GOVERNMENT      MUNICIPAL
                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                        ------------    ---------------    ------------


ASSETS:
     Investment in Portfolio, at value...............   $    383,344      $    17,033       $    26,349
     Receivable from Manager for expense
       reimbursement (Note 2)........................             --                3                --
     Prepaid expenses................................             15               11                12
                                                        ------------      -----------       -----------
          TOTAL ASSETS...............................        383,359           17,047            26,361
                                                        ------------      -----------       -----------
LIABILITIES:
     Payable for fund shares redeemed................             11                1                18
     Distribution fees payable (Note 2)..............             79                3                 5
     Dividends payable...............................              8               --                --
     Administrative services fees payable (Note 2)...            211                3                 4
     Other liabilities...............................            176               20                14
                                                        ------------      -----------       -----------
          TOTAL LIABILITIES..........................            485               27                41
                                                        ------------      -----------       -----------
NET ASSETS...........................................   $    382,874      $    17,020       $    26,320
                                                        ============      ===========       ===========
ANALYSIS OF NET ASSETS:
     Paid-in-capital.................................        382,874           17,020            26,320
                                                        ------------      -----------       -----------
NET ASSETS...........................................   $    382,874      $    17,020       $    26,320
                                                        ============      ===========       ===========
SHARES OUTSTANDING (NO PAR VALUE):
     Mileage Class...................................     50,875,689       11,005,758        23,152,613
                                                        ============      ===========       ===========
     Platinum Class..................................    331,998,756        6,013,997         3,167,473
                                                        ============      ===========       ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
     Mileage Class...................................   $       1.00      $      1.00       $      1.00
                                                        ============      ===========       ===========
     Platinum Class..................................   $       1.00      $      1.00       $      1.00
                                                        ============      ===========       ===========




                             See accompanying notes

AMERICAN BEACON MILEAGE FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED) (IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                        U.S. GOVERNMENT      MUNICIPAL
                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                        ------------    ---------------    ------------


INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
     Interest income.................................      $9,339             $365             $440
     Portfolio expenses..............................        (215)              (9)             (20)
                                                           ------             ----             ----
          NET INVESTMENT INCOME ALLOCATED FROM
            PORTFOLIO................................       9,124              356              420
                                                           ------             ----             ----
FUND EXPENSES:
     Administrative service fees (Note 2)............         196                8               13
     Administrative service fees -- Platinum Class
       (Note 2)......................................       1,115               16               13
     Transfer agent fees -- Mileage Class............          16                3                5
     Transfer agent fees -- Platinum Class...........          61                2                1
     Professional fees...............................           9                4                3
     Registration fees and expenses..................          45               18               18
     Distribution fees -- Mileage Class (Note 2).....          60               13               28
     Distribution fees -- Platinum Class (Note 2)....         429                6                5
     Other expenses..................................         120                8                5
                                                           ------             ----             ----
          TOTAL FUND EXPENSES........................       2,051               78               91
                                                           ------             ----             ----
     Less reimbursement of fund expenses (Note 2)....          17               21                4
                                                           ------             ----             ----
          NET FUND EXPENSES..........................       2,034               57               87
                                                           ------             ----             ----
NET INVESTMENT INCOME................................       7,090              299              333
                                                           ------             ----             ----
REALIZED GAIN ALLOCATED FROM PORTFOLIO
     Net realized gain on investments................          --               --               --
                                                           ------             ----             ----
          NET GAIN ON INVESTMENTS....................          --               --               --
                                                           ------             ----             ----
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................      $7,090             $299             $333
                                                           ======             ====             ====




                             See accompanying notes

AMERICAN BEACON MILEAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                     U.S. GOVERNMENT               MUNICIPAL
                                            MONEY MARKET               MONEY MARKET               MONEY MARKET
                                     -------------------------  -------------------------  -------------------------
                                      SIX MONTHS      YEAR       SIX MONTHS      YEAR       SIX MONTHS      YEAR
                                        ENDED         ENDED        ENDED         ENDED        ENDED         ENDED
                                       JUNE 30,   DECEMBER 31,    JUNE 30,   DECEMBER 31,    JUNE 30,   DECEMBER 31,
                                         2006         2005          2006         2005          2006         2005
                                     -----------  ------------  -----------  ------------  -----------  ------------
                                     (UNAUDITED)                (UNAUDITED)                (UNAUDITED)


INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income.........   $   7,090     $   9,201     $   299      $    337      $    333     $    494
     Net realized gain on
       investments.................          --            --          --            --            --           --
                                      ---------     ---------     -------      --------      --------     --------
          NET INCREASE IN NET
            ASSETS RESULTING FROM
            OPERATIONS.............       7,090         9,202         299           337           333          494
                                      ---------     ---------     -------      --------      --------     --------

DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment
       income -- Mileage Class.....      (1,007)       (1,317)       (208)         (241)         (291)        (437)
     Net investment
       income -- Platinum Class....      (6,083)       (7,884)        (91)          (96)          (42)         (57)
     Net realized gain on
       investments -- Mileage
       Class.......................          --            --          --            --            --           --
     Net realized gain on
       investments -- Platinum
       Class.......................          --            (1)         --            --            --           --
                                      ---------     ---------     -------      --------      --------     --------
          DISTRIBUTIONS TO
            SHAREHOLDERS...........      (7,090)       (9,202)       (299)         (337)         (333)        (494)
                                      ---------     ---------     -------      --------      --------     --------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sales of
       shares......................      80,212       156,658       9,282        14,486        11,323       41,408
     Reinvestment of dividends and
       distributions...............       7,044         9,141         298           333           332          494
     Cost of shares redeemed.......    (104,554)     (208,563)     (6,425)      (16,302)      (11,414)     (45,930)
                                      ---------     ---------     -------      --------      --------     --------
          NET INCREASE (DECREASE)
            IN NET ASSETS FROM
            CAPITAL SHARE
            TRANSACTIONS...........     (17,298)      (42,764)      3,155        (1,483)          241       (4,028)
                                      ---------     ---------     -------      --------      --------     --------
NET INCREASE (DECREASE) IN NET
  ASSETS...........................     (17,298)      (42,764)      3,155        (1,483)          241       (4,028)
NET ASSETS:
     Beginning of period...........     400,172       442,936      13,865        15,348        26,079       30,107
                                      ---------     ---------     -------      --------      --------     --------
     END OF PERIOD.................   $ 382,874     $ 400,172     $17,020      $ 13,865      $ 26,320     $ 26,079
                                      =========     =========     =======      ========      ========     ========




                             See accompanying notes

AMERICAN BEACON MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Mileage Funds (the "Trust"), formerly known as the American AAdvantage Mileage Funds, is organized as a Massachusetts business trust under a Declaration of Trust dated February 14, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a diversified, no load, open-end management investment company with separate series. The following series are included in this report: American Beacon Money Market Mileage Fund, American Beacon U.S. Government Money Market Mileage Fund and American Beacon Municipal Money Market Mileage Fund (each a "Fund" and collectively the "Funds").

     Each Fund invests all of its investable assets in the corresponding portfolio of the American Beacon Master Trust, an open-end diversified management investment company, as follows:


AMERICAN BEACON:                                                                                 AMERICAN BEACON MASTER TRUST:
----------------                                          INVESTS ASSETS IN                      -----------------------------


Money Market Mileage Fund                                                                   Money Market Portfolio
U.S. Government Money Market Mileage Fund                                                   U.S. Government Money Market Portfolio
Municipal Money Market Mileage Fund                                                         Municipal Money Market Portfolio


     Each Fund has the same investment objectives as its corresponding American Beacon Master Trust Portfolio. The value of such investment reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (4.43%, 5.70% and 75.41% at June 30, 2006 of the American Beacon Master Trust Money Market, U.S. Government Money Market and Municipal Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     American Beacon Advisors, Inc. (the "Manager"), formerly known as AMR Investment Services, Inc., is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

     The following is a summary of the significant accounting policies followed by the Funds.

  Class Disclosure

     Each Fund has multiple classes of shares designed to meet the needs of different groups of investors. Please note that not all Funds offer all classes. The following table sets forth the differences amongst the classes:


CLASS                                  OFFERED TO:                           SERVICE AND DISTRIBUTION FEES:
-----                                  -----------                           ------------------------------


MILEAGE CLASS    Individuals and certain grantor trusts                   Distribution Fee --            0.25%
PLATINUM CLASS   Investors investing through selected financial           Administrative Service Fee --  0.65%
                 institutions (such as banks and broker-dealers)          Distribution Fee --            0.25%


  Valuation of Investments

     The Funds record their investment in the Portfolios at fair value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

  Investment Income and Dividends to Shareholders

     Each Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination. The Funds generally declare dividends daily from net investment income and net short-term capital gain, if any, payable monthly.

AMERICAN BEACON MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.

  Allocation of Income, Expenses, Gains and Losses

     Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

  Valuation of Shares

     The price per share is calculated separately for each class of each Fund on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. With respect to a class of a Fund, price per share is computed by dividing the value of the class' pro rata allocation of the Fund's investments and other assets, less liabilities, by the number of class shares outstanding.

  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Manager and the Trust entered into a Management Agreement that obligates the Manager to provide or oversee administrative and management services to the Funds. As compensation for performing administrative duties required under the Management Agreement, the Manager receives an annualized fee of 0.10% of the average daily net assets of each of the Funds.

  Administrative Services Plan

     The Trust has adopted an Administrative Services Plan with respect to the Platinum Class of the Funds. As compensation for providing administrative services, the Manager receives an annualized fee of 0.65% of the average daily net assets of the Platinum Class of each Fund.

  Distribution Plan

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. A separate plan has been adopted by the Mileage Class and Platinum Class of the Funds. Under each Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets of each Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In adopting the Plan, the

AMERICAN BEACON MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


Trustees determined that there was a reasonable likelihood that the Plan would benefit the Funds and the shareholders of the respective Classes.

  Reimbursement and Waiver of Expenses

     The Manager contractually agreed to reimburse the Platinum Class of the Municipal Money Market and U.S. Government Money Market Mileage Funds for distribution fees and other expenses through February 28, 2007 to the extent that total annual fund operating expenses exceed 1.20%. During the six months ended June 30, 2006, the Manager waived or reimbursed expenses as follows:


FUND                                                                             AMOUNT
----                                                                             ------


U.S. Government Money Market Mileage Fund Platinum Class.....................    $9,470
Municipal Money Market Mileage Fund Platinum Class...........................    $4,079


     The Manager voluntarily waived distribution fees totaling $17,390 for the Platinum Class of the Money Market Mileage Fund so that distribution fees received from the Fund were equal to the cost incurred by the Manager during the six months ended June 30, 2006.

     During the six months ended June 30, 2006, the Manager voluntarily waived or reimbursed expenses for the Mileage Class of the U.S. Government Money Market Mileage Fund to the extent that total annual fund operating expenses exceed 0.70%. The Manager waived or reimbursed distribution fees totaling $11,562 during the period.

  Expense Reimbursement Plan

     The Funds have adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class' average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The following waived fees or reimbursed expenses are subject to potential recovery expiring in:


                                                                        U.S. GOVERNMENT      MUNICIPAL
YEAR                                                    MONEY MARKET      MONEY MARKET     MONEY MARKET
----                                                    ------------    ---------------    ------------


2006.................................................     $200,654          $ 7,709           $ 9,134
2007.................................................      239,870           11,563            11,600
2008.................................................       25,380           21,889             5,739
2009.................................................       17,390           21,032             4,079


     The Funds have not recorded a liability for this potential reimbursement due to the current assessment that a reimbursement is unlikely.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American, already receives flight benefits. This Trustee receives an annual retainer of plus a fee for each Board meeting attended.

AMERICAN BEACON MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


3.  FEDERAL INCOME AND EXCISE TAXES

     It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income tax provision is required.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise. Temporary differences are not reflected in the financial records.

     Dividends are determined in accordance with federal income tax regulations which may treat certain transactions differently than United States generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

     The tax character of distributions during the six months ended June 30, 2006 and the year ended December 30, 2005 were as follows (in thousands):


                                                                                                       MUNICIPAL MONEY
                                        MONEY MARKET                U.S. GOVERNMENT MONEY MARKET           MARKET
                              --------------------------------    --------------------------------    ----------------
                              SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED
                                  JUNE 30,        DECEMBER 31,        JUNE 30,        DECEMBER 31,        JUNE 30,
                                    2006              2005              2006              2005              2006
                              ----------------    ------------    ----------------    ------------    ----------------
                                 (UNAUDITED)                         (UNAUDITED)                         (UNAUDITED)


DISTRIBUTIONS PAID FROM:
ORDINARY INCOME:*
     Mileage Class.........         1,007             1,317              208               241                --
     Platinum Class........         6,083             7,885               91                96                --
TAX-EXEMPT INCOME:
     Mileage Class.........            --                --               --                --               291
     Platinum Class........            --                --               --                --                42
                                    -----             -----              ---               ---               ---
          TOTAL
            DISTRIBUTIONS..         7,090             9,202              299               337               333
                                    =====             =====              ===               ===               ===


                                MUNICIPAL
                              MONEY MARKET
                              ------------
                               YEAR ENDED
                              DECEMBER 31,
                                  2005
                              ------------


DISTRIBUTIONS PAID FROM:
ORDINARY INCOME:*
     Mileage Class.........         --
     Platinum Class........         --
TAX-EXEMPT INCOME:
     Mileage Class.........        437
     Platinum Class........         57
                                   ---
          TOTAL
            DISTRIBUTIONS..        494
                                   ===



--------

 * For tax purposes short-term capital gains distributions are considered ordinary income distributions.

     As of June 30, 2006, the components of taxable distributable earnings were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.

4.  CAPITAL SHARE TRANSACTIONS

     The tables below summarize the activity in capital shares for each class of the Funds (in thousands). Each share is valued at $1.00:

Six Months Ended June 30, 2006 (unaudited)


                                                                            U.S. GOVERNMENT             MUNICIPAL
                                                MONEY MARKET MILEAGE     MONEY MARKET MILEAGE         MONEY MARKET
                                                        FUND                     FUND                 MILEAGE FUND
                                                --------------------     --------------------     --------------------
                                                MILEAGE     PLATINUM     MILEAGE     PLATINUM     MILEAGE     PLATINUM
                                                 CLASS        CLASS       CLASS        CLASS       CLASS        CLASS
                                                -------     --------     -------     --------     -------     --------


Shares sold................................      18,460       61,752       2,945       6,337        6,594       4,729
Reinvestment of dividends..................         961        6,083         207          91          290          42
Shares redeemed............................     (19,229)     (85,326)     (2,050)     (4,375)      (5,554)     (5,860)
                                                -------      -------      ------      ------       ------      ------
Net increase (decrease) in capital shares
  outstanding..............................         192      (17,490)      1,102       2,053        1,330      (1,089)
                                                =======      =======      ======      ======       ======      ======


AMERICAN BEACON MILEAGE FUNDS
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


Year Ended December 31, 2005


                                                                            U.S. GOVERNMENT             MUNICIPAL
                                                MONEY MARKET MILEAGE     MONEY MARKET MILEAGE         MONEY MARKET
                                                        FUND                     FUND                 MILEAGE FUND
                                                --------------------     --------------------     --------------------
                                                MILEAGE     PLATINUM     MILEAGE     PLATINUM     MILEAGE     PLATINUM
                                                 CLASS        CLASS       CLASS        CLASS       CLASS        CLASS
                                                -------     --------     -------     --------     -------     --------


Shares sold................................      34,921      121,737       4,361       10,125      31,332       10,076
Reinvestment of dividends..................       1,257        7,884         237           96         437           57
Shares redeemed............................     (30,969)    (177,594)     (5,673)     (10,629)    (35,107)     (10,823)
                                                -------     --------      ------      -------     -------      -------
Net decrease in capital shares
  outstanding..............................       5,209      (47,973)     (1,075)        (408)     (3,338)        (690)
                                                =======     ========      ======      =======     =======      =======


AMERICAN BEACON MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------




                                               MILEAGE CLASS                                      PLATINUM CLASS
                         ---------------------------------------------------------  -----------------------------------------
                          SIX MONTHS                                                 SIX MONTHS
                            ENDED                YEAR ENDED DECEMBER 31,               ENDED        YEAR ENDED DECEMBER 31,
                           JUNE 30,   --------------------------------------------    JUNE 30,   ----------------------------
                             2006       2005     2004     2003     2002      2001       2006       2005      2004      2003
                         -----------  -------  -------  -------  -------   -------  -----------  --------  --------  --------
                         (UNAUDITED)                                                (UNAUDITED)



NET ASSET VALUE,
  BEGINNING OF PERIOD..    $  1.00    $  1.00  $  1.00  $  1.00  $  1.00   $  1.00    $   1.00   $   1.00  $   1.00  $   1.00
                           -------    -------  -------  -------  -------   -------    --------   --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment
       income(A).......       0.02       0.03     0.01     0.01     0.01      0.04        0.02       0.02        --(B)     --(B)
     Net realized gain
       on investments..         --(B)      --(B)    --(B)    --(B)    --(B)     --(B)       --(B)      --(B)     --(B)     --(B)
                           -------    -------  -------  -------  -------   -------    --------   --------  --------  --------
Total income from
  investment
  operations...........       0.02       0.03     0.01     0.01     0.01      0.04        0.02       0.02        --        --
                           -------    -------  -------  -------  -------   -------    --------   --------  --------  --------
LESS DISTRIBUTIONS:
     Dividends from net
       investment
       income..........      (0.02)     (0.03)   (0.01)   (0.01)   (0.01)    (0.04)      (0.02)     (0.02)       --(B)     --(B)
     Distributions from
       net realized
       gain on
       investments.....         --(B)      --(B)    --(B)    --(B)    --(B)     --(B)       --(B)      --(B)     --(B)     --(B)
                           -------    -------  -------  -------  -------   -------    --------   --------  --------  --------
Total distributions....      (0.02)     (0.03)   (0.01)   (0.01)   (0.01)    (0.04)      (0.02)     (0.02)       --        --
                           -------    -------  -------  -------  -------   -------    --------   --------  --------  --------
NET ASSET VALUE, END OF
  PERIOD...............    $  1.00    $  1.00  $  1.00  $  1.00  $  1.00   $  1.00    $   1.00   $   1.00  $   1.00  $   1.00
                           =======    =======  =======  =======  =======   =======    ========   ========  ========  ========
TOTAL RETURN...........      2.08%(C)   2.75%    0.93%    0.73%    1.29%     3.76%       1.77%(C)   2.14%     0.32%     0.12%
                           =======    =======  =======  =======  =======   =======    ========   ========  ========  ========
RATIOS AND SUPPLEMENTAL
  DATA:
     Net assets, end of
       period
       (in thousands)..    $50,875    $50,684  $45,475  $49,053  $63,884   $86,910    $331,999   $349,488  $397,461  $431,524
     Ratios to average
       net assets
       (annualized)(A):
       Expenses, net of
          waivers......      0.62%      0.58%    0.51%    0.51%    0.63%     0.63%       1.22%      1.18%     1.12%     1.12%
       Expenses, before
          waivers......      0.62%      0.58%    0.51%    0.51%    0.63%     0.63%       1.23%      1.19%     1.18%     1.16%
       Net investment
          income, net
          of waivers...      4.17%      2.73%    0.91%    0.74%    1.29%     3.74%       3.55%      2.09%     0.30%     0.13%
       Net investment
          income,
          before
          waivers......      4.17%      2.73%    0.91%    0.74%    1.29%     3.74%       3.54%      2.08%     0.24%     0.09%

                           PLATINUM CLASS
                         ------------------
                             YEAR ENDED
                            DECEMBER 31,
                         ------------------
                           2002      2001
                         --------  --------


NET ASSET VALUE,
  BEGINNING OF PERIOD..  $   1.00  $   1.00
                         --------  --------
INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment
       income(A).......      0.01      0.03
     Net realized gain
       on investments..        --(B)     --(B)
                         --------  --------
Total income from
  investment
  operations...........      0.01      0.03
                         --------  --------
LESS DISTRIBUTIONS:
     Dividends from net
       investment
       income..........     (0.01)    (0.03)
     Distributions from
       net realized
       gain on
       investments.....        --(B)     --(B)
                         --------  --------
Total distributions....     (0.01)    (0.03)
                         --------  --------
NET ASSET VALUE, END OF
  PERIOD...............  $   1.00  $   1.00
                         ========  ========
TOTAL RETURN...........     0.81%     3.32%
                         ========  ========
RATIOS AND SUPPLEMENTAL
  DATA:
     Net assets, end of
       period
       (in thousands)..  $554,242  $678,026
     Ratios to average
       net assets
       (annualized)(A):
       Expenses, net of
          waivers......     1.10%     1.06%
       Expenses, before
          waivers......     1.10%     1.06%
       Net investment
          income, net
          of waivers...     0.82%     3.26%
       Net investment
          income,
          before
          waivers......     0.82%     3.26%



--------

  (A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the American Beacon Master Money Market Portfolio.

(B)   Amount is less than $0.01 per share.

(C)   Not annualized.

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------




                                                  MILEAGE CLASS                                   PLATINUM CLASS
                            --------------------------------------------------------  --------------------------------------
                             SIX MONTHS                                                SIX MONTHS
                               ENDED               YEAR ENDED DECEMBER 31,               ENDED      YEAR ENDED DECEMBER 31,
                              JUNE 30,   -------------------------------------------    JUNE 30,   -------------------------
                                2006      2005     2004     2003     2002      2001       2006      2005    2004      2003
                            -----------  ------  -------  -------  -------   -------  -----------  ------  ------  ---------
                            (UNAUDITED)                                               (UNAUDITED)



NET ASSET VALUE, BEGINNING
  OF PERIOD...............    $  1.00    $ 1.00  $  1.00  $  1.00  $  1.00   $  1.00     $ 1.00    $ 1.00  $ 1.00  $    1.00
                              -------    ------  -------  -------  -------   -------     ------    ------  ------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment
       income(A)..........       0.02      0.03     0.01     0.01     0.01      0.04       0.02      0.02      --(B)      --(B)
     Net realized gain on
       investments........         --(B)     --(B)    --(B)    --(B)    --(B)     --(B)      --(B)     --(B)   --(B)      --(B)
                              -------    ------  -------  -------  -------   -------     ------    ------  ------  ---------
Total income from
  investment operations...       0.02      0.03     0.01     0.01     0.01      0.04       0.02      0.02      --         --
                              -------    ------  -------  -------  -------   -------     ------    ------  ------  ---------
LESS DISTRIBUTIONS:
     Dividends from net
       investment income..      (0.02)    (0.03)   (0.01)   (0.01)   (0.01)    (0.04)     (0.02)    (0.02)     --(B)      --(B)
     Distributions from
       net realized gain
       on investments.....         --(B)     --(B)    --(B)    --(B)    --(B)     --(B)      --(B)     --(B)   --(B)      --(B)
                              -------    ------  -------  -------  -------   -------     ------    ------  ------  ---------
Total distribution........      (0.02)    (0.03)   (0.01)   (0.01)   (0.01)    (0.04)     (0.02)    (0.02)     --         --
                              -------    ------  -------  -------  -------   -------     ------    ------  ------  ---------
NET ASSET VALUE, END OF
  PERIOD..................    $  1.00    $ 1.00  $  1.00  $  1.00  $  1.00   $  1.00     $ 1.00    $ 1.00  $ 1.00  $    1.00
                              =======    ======  =======  =======  =======   =======     ======    ======  ======  =========
TOTAL RETURN..............      2.02%(C)  2.53%    0.76%    0.47%    1.06%     3.72%      1.77%(C)  2.09%   0.29%      0.09%
                              =======    ======  =======  =======  =======   =======     ======    ======  ======  =========
RATIOS AND SUPPLEMENTAL
  DATA:
     Net assets, end of
       period
       (in thousands).....    $11,006    $9,904  $10,979  $12,126  $19,636   $17,798     $6,014    $3,961  $4,369  $   4,681
     Ratios to average net
       assets
       (annualized)(A):
       Expenses, net of
          waivers.........      0.70%     0.77%    0.65%    0.77%    0.79%     0.62%      1.20%     1.20%   1.12%      1.14%
       Expenses, before
          waivers.........      0.93%     0.86%    0.65%    0.77%    0.80%     0.70%      1.57%     1.48%   1.30%      1.31%
       Net investment
          income, net
          of waivers......      4.06%     2.49%    0.75%    0.46%    1.06%     3.66%      3.57%     2.04%   0.26%      0.09%
       Net investment
          income (loss),
          before waivers..      3.83%     2.40%    0.75%    0.46%    1.05%     3.58%      3.20%     1.76%   0.08%   (0.08)%

                             PLATINUM CLASS
                            ---------------
                               YEAR ENDED
                              DECEMBER 31,
                            ---------------
                             2002     2001
                            ------  -------


NET ASSET VALUE, BEGINNING
  OF PERIOD...............  $ 1.00  $  1.00
                            ------  -------
INCOME FROM INVESTMENT
  OPERATIONS:
     Net investment
       income(A)..........    0.01     0.03
     Net realized gain on
       investments........      --(B)    --(B)
                            ------  -------
Total income from
  investment operations...    0.01     0.03
                            ------  -------
LESS DISTRIBUTIONS:
     Dividends from net
       investment income..   (0.01)   (0.03)
     Distributions from
       net realized gain
       on investments.....      --(B)    --(B)
                            ------  -------
Total distribution........   (0.01)   (0.03)
                            ------  -------
NET ASSET VALUE, END OF
  PERIOD..................  $ 1.00  $  1.00
                            ======  =======
TOTAL RETURN..............   0.69%    3.22%
                            ======  =======
RATIOS AND SUPPLEMENTAL
  DATA:
     Net assets, end of
       period
       (in thousands).....  $7,405  $16,903
     Ratios to average net
       assets
       (annualized)(A):
       Expenses, net of
          waivers.........   1.15%    1.10%
       Expenses, before
          waivers.........   1.21%    1.18%
       Net investment
          income, net
          of waivers......   0.74%    3.11%
       Net investment
          income (loss),
          before waivers..   0.68%    3.03%



--------

  (A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the American Beacon Master U.S. Government Money Market Portfolio.

(B)   Amount is less than $0.01 per share.

(C)   Not annualized.

AMERICAN BEACON MUNICIPAL MONEY MARKET MILEAGE FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------




                                                     MILEAGE CLASS                                   PLATINUM CLASS
                               --------------------------------------------------------  -------------------------------------
                                SIX MONTHS                                                SIX MONTHS
                                  ENDED               YEAR ENDED DECEMBER 31,               ENDED      YEAR ENDED DECEMBER 31,
                                 JUNE 30,   -------------------------------------------    JUNE 30,   ------------------------
                                   2006       2005     2004     2003     2002     2001       2006      2005    2004     2003
                               -----------  -------  -------  -------  -------  -------  -----------  ------  ------  --------
                               (UNAUDITED)                                               (UNAUDITED)


NET ASSET VALUE, BEGINNING OF
  PERIOD.....................    $  1.00    $  1.00  $  1.00  $  1.00  $  1.00  $  1.00     $ 1.00    $ 1.00  $ 1.00  $   1.00
                                 -------    -------  -------  -------  -------  -------     ------    ------  ------  --------
INCOME FROM INVESTMENT
  OPERATION:
     Net investment
       income(A).............       0.01       0.02     0.01     0.01     0.01     0.02       0.01      0.01      --(B)     --(B)
     Dividends from net
       investment income.....      (0.01)     (0.02)   (0.01)   (0.01)   (0.01)   (0.02)     (0.01)    (0.01)     --(B)     --(B)
                                 -------    -------  -------  -------  -------  -------     ------    ------  ------  --------
NET ASSET VALUE, END OF
  PERIOD.....................    $  1.00    $  1.00  $  1.00  $  1.00  $  1.00  $  1.00     $ 1.00    $ 1.00  $ 1.00  $   1.00
                                 =======    =======  =======  =======  =======  =======     ======    ======  ======  ========
TOTAL RETURN.................      1.29%(C)   1.80%    0.67%    0.57%    0.77%    2.17%      1.06%(C)  1.28%   0.19%     0.07%
                                 =======    =======  =======  =======  =======  =======     ======    ======  ======  ========
RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of
       period (in
       thousands)............    $23,153    $21,822  $25,161  $25,532  $24,911  $25,792     $3,167    $4,257  $4,946  $  7,898
     Ratios to average net
       assets
       (annualized)(A):
       Expenses, net of
          waivers............      0.74%      0.68%    0.61%    0.59%    0.74%    0.65%      1.20%     1.20%   1.08%     1.09%
       Expenses, before
          waivers............      0.74%      0.68%    0.61%    0.59%    0.79%    0.78%      1.40%     1.32%   1.25%     1.22%
       Net investment income,
          net of waivers.....      2.60%      1.78%    0.65%    0.57%    0.77%    2.15%      2.10%     1.23%   0.17%     0.07%
       Net investment income
          (loss), before
          waivers............      2.60%      1.78%    0.65%    0.57%    0.72%    2.02%      1.90%     1.11%   0.00%   (0.06)%

                               PLATINUM CLASS
                               --------------
                                 YEAR ENDED
                                DECEMBER 31,
                               --------------
                                2002    2001
                               ------  ------


NET ASSET VALUE, BEGINNING OF
  PERIOD.....................  $ 1.00  $ 1.00
                               ------  ------
INCOME FROM INVESTMENT
  OPERATION:
     Net investment
       income(A).............      --(B) 0.02
     Dividends from net
       investment income.....      --(B)(0.02)
                               ------  ------
NET ASSET VALUE, END OF
  PERIOD.....................  $ 1.00  $ 1.00
                               ======  ======
TOTAL RETURN.................   0.35%   1.72%
                               ======  ======
RATIOS AND SUPPLEMENTAL DATA:
     Net assets, end of
       period (in
       thousands)............  $7,517  $8,464
     Ratios to average net
       assets
       (annualized)(A):
       Expenses, net of
          waivers............   1.16%   1.10%
       Expenses, before
          waivers............   1.23%   1.23%
       Net investment income,
          net of waivers.....   0.34%   1.72%
       Net investment income
          (loss), before
          waivers............   0.27%   1.59%



--------

  (A) The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund's proportionate share of the income and expenses of the American Beacon Master Municipal Money Market Portfolio.

(B)   Amount is less than $0.01 per share.

(C)   Not annualized.

AMERICAN BEACON MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT            VALUE
                                                                                          ------------     ------------
                                                                                             (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.66%
                                                                                                           ------------
  Metropolitan Life Insurance Co., 5.281%, Due 3/1/2007 .............................     $    150,000     $    150,000
                                                                                                           ------------
MEDIUM-TERM NOTES - 33.72%
 ABN Amro Bank NV, 5.222%, Due 5/11/2007 ++ .........................................           18,200           18,214
  American Honda Finance Corp.,
    5.198%, Due 7/11/2006 ++# .......................................................           37,100           37,102
    5.34%, Due 8/15/2006 ++# ........................................................           10,000           10,002
    5.053%, Due 10/10/2006 ++# ......................................................           30,000           30,003
    5.068%, Due 10/18/2006 ++# ......................................................           47,000           47,000
    5.12%, Due 11/7/2006 ++# ........................................................           55,000           55,000
    5.26%, Due 12/12/2006 ++# .......................................................           63,000           62,997
    5.208%, Due 1/16/2007 ++# .......................................................           25,000           25,021
    5.068%, Due 1/26/2007 ++# .......................................................           50,000           49,999
    5.319%, Due 2/20/2007 ++# .......................................................           10,000           10,009
  ASIF Global Financing,
    5.172%, Due 8/11/2006 ++# .......................................................          135,000          135,004
    5.38%, Due 12/11/2006 ++# .......................................................           30,000           30,013
    5.194%, Due 2/23/2007 ++# .......................................................          209,250          209,260
  Bank of America Corp., 5.481%, Due 9/1/2006 ++ ....................................            9,500            9,504
  Bank One Corp., 5.284%, Due 8/11/2006 ++ ..........................................           30,000           30,005
  Citigroup Global Markets Holdings, Inc.,
    5.225%, Due 7/25/2006 ++ ........................................................          129,750          129,763
    5.41%, Due 12/12/2006 ++ ........................................................           28,933           28,950
    5.411%, Due 3/16/2007 ++ ........................................................          149,300          149,405
  Credit Suisse First Boston USA, Inc.,
    5.67%, Due 2/15/2007 ++ .........................................................           21,904           21,974
    5.10%, Due 4/5/2007 ++ ..........................................................          215,443          215,620
  General Electric Capital Corp.,
    5.373%, Due 3/9/2007 ++ .........................................................           32,500           32,530
    5.497%, Due 6/22/2007 ++ ........................................................           68,268           68,334
    5.352%, Due 8/17/2007 ++ ........................................................          180,000          180,000
  Goldman Sachs Group, Inc.,
    5.28%, Due 10/27/2006 ++ ........................................................           50,000           50,028
    5.599%, Due 3/30/2007 ++ ........................................................           34,000           34,026
  HBOS Treasury Services Plc, 5.214%, Due 8/28/2006 ++# .............................           40,000           40,003
  HSBC Finance Corp.,
    5.16%, Due 10/27/2006 ++ ........................................................           40,000           40,008
    5.26%, Due 2/28/2007 ++ .........................................................           23,500           23,510
  JP Morgan Chase & Co., 5.43%, Due 12/12/2006 ++ ...................................           24,500           24,517
  Merrill Lynch & Company, Inc.,
    5.137%, Due 10/19/2006 ++ .......................................................          153,000          153,029
    5.28%, Due 10/27/2006 ++ ........................................................           48,100           48,127
  Metropolitan Life Global Funding I, 5.37%, Due 8/28/2006 ++# ......................           32,620           32,628
  Monumental Global Funding II, 5.49%, Due 12/27/2006 ++# ...........................           40,000           40,005
  Morgan Stanley, 5.226%, Due 11/9/2006 ++ ..........................................           40,000           40,011


                             See accompanying notes

AMERICAN BEACON MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT           VALUE
                                                                                          ------------     ------------
                                                                                             (DOLLARS IN THOUSANDS)
  PACCAR Financial Corp.,
    5.334%, Due 9/20/2006 ++ ........................................................     $     33,000     $     32,995
    5.191%, Due 12/4/2006 ++ ........................................................          125,000          124,973
  Toyota Motor Credit Corp.,
    5.038%, Due 7/14/2006 ++ ........................................................          175,000          175,001
    5.274%, Due 9/15/2006 ++ ........................................................           84,200           84,201
  Wachovia Corp., 5.22%, Due 2/6/2007 ++ ............................................          153,925          154,007
  Wells Fargo & Co.,
    5.419%, Due 9/15/2006 ++ ........................................................           42,975           42,986
    5.509%, Due 3/23/2007 ++ ........................................................          174,100          174,230
    5.189%, Due 7/17/2007 ++# .......................................................          150,000          150,000
                                                                                                           ------------
  TOTAL MEDIUM-TERM NOTES ...........................................................                         3,049,994
                                                                                                           ------------

PROMISSORY NOTES - 3.32%
                                                                                                           ------------
  Goldman Sachs Group, Inc., 5.226%, Due 8/9/2006 ++# ...............................          300,000          300,000
                                                                                                           ------------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 24.55%
  BB&T Corp., 5.038%, Due 1/24/2007 ++ ..............................................          150,000          149,998
  Credit Suisse, 5.28%, Due 6/12/2007 ++ ............................................          150,000          150,000
  Fifth Third Bancorp, 5.06%, Due 8/3/2006 ++ .......................................           35,000           34,999
  HSBC Bank USA, 5.339%, Due 12/14/2006 ++ ..........................................          268,700          268,757
  JP Morgan Chase Bank, NA, 5.095%, Due 1/12/2007 ++ ................................           63,000           63,024
  Royal Bank of Canada,
    5.367%, Due 12/22/2006 ..........................................................           30,000           29,993
    5.065%, Due 1/12/2007 ...........................................................           10,000           10,002
  Royal Bank of Scotland Plc,
    5.269%, Due 11/21/2006 ++# ......................................................          150,000          150,000
    5.218%, Due 11/24/2006 ++# ......................................................           30,200           30,205
    5.499%, Due 3/30/2007 ++# .......................................................          278,000          278,051
  SouthTrust Bank, 5.456%, Due 3/19/2007 ++ .........................................           46,000           46,029
  State Street Bank & Trust Co.,
    5.299%, Due 12/15/2006 ++ .......................................................           16,950           16,949
    5.02%, Due 1/16/2007 ++ .........................................................           59,500           59,505
  SunTrust Banks, Inc., 5.231%, Due 5/17/2007 ++ ....................................          167,000          167,109
  US Bank, NA,
    5.126%, Due 7/28/2006 ++ ........................................................          135,845          135,848
    5.06%, Due 1/25/2007 ++ .........................................................          190,000          190,004
    5.341%, Due 3/16/2007 ++ ........................................................           50,000           50,014
  Wachovia Bank, NA,
    5.221%, Due 12/4/2006 ++ ........................................................           27,000           27,000
    5.459%, Due 3/30/2007 ++ ........................................................          200,000          199,998
  World Savings Bank FSB, 5.291%, Due 6/1/2007 ++ ...................................          162,460          162,571
                                                                                                           ------------
  TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ......................................                         2,220,056
                                                                                                           ------------

COMMERCIAL PAPER - 11.36%
  Barclays US Funding LLC, 5.135%, Due 8/22/2006 ....................................          300,000          297,775
  FCAR Owner Trust,
    Series II, 5.30%, Due 8/4/2006 ..................................................          100,000           99,499


                             See accompanying notes

AMERICAN BEACON MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT           VALUE
                                                                                          ------------     ------------
                                                                                              (DOLLARS IN THOUSANDS)
    Series I, 5.31%, Due 8/4/2006 ...................................................     $    250,000     $    248,746
  HSBC Finance Corp., 5.31%, Due 8/4/2006 ...........................................          100,000           99,499
  Long Lane Master Trust IV, 5.32%, Due 7/28/2006 # .................................          200,000          199,202
  Stanfield Victoria,
    5.05%, Due 7/20/2006 # ..........................................................           26,000           25,931
    5.07%, Due 7/31/2006 # ..........................................................           57,000           56,759
                                                                                                           ------------
  TOTAL COMMERCIAL PAPER ............................................................                         1,027,411
                                                                                                           ------------

TIME DEPOSITS - 23.49%
  Allied Irish Banks Plc, 5.28%, Due 7/3/2006 .......................................          400,000          400,000
  BNP Paribas, 5.28%, Due 7/3/2006 ..................................................          425,000          425,000
  Deutsche Bank AG, 5.313%, Due 7/3/2006 ............................................          250,000          250,000
  Fifth Third Bank, 5.25%, Due 7/3/2006 .............................................          200,000          200,000
  Lloyds TSB Bank Plc, 5.31%, Due 7/3/2006 ..........................................          425,000          425,000
  Societe Generale, 5.29%, Due 7/3/2006 .............................................          425,000          425,000
                                                                                                           ------------
  TOTAL TIME DEPOSITS ...............................................................                         2,125,000
                                                                                                           ------------

REPURCHASE AGREEMENTS - 1.56%
                                                                                                           ------------
  Goldman Sachs, 5.28%, Due 7/3/2006 (Collateral held at the Bank of New York for
   Goldman Sachs, FNMA, 5.00% - 7.50%, Due 10/1/2025 - 6/1/2036,
   Total Value - $143,148.) .........................................................          141,015          141,015
                                                                                                           ------------

TOTAL INVESTMENTS - 99.66% (COST $9,013,476) ........................................                      $  9,013,476
OTHER ASSETS, NET OF LIABILITIES - 0.34% ............................................                            31,139
                                                                                                           ------------
TOTAL NET ASSETS - 100.00% ..........................................................                      $  9,044,615
                                                                                                           ============


     Percentages are stated as a percent of net assets.

     Based on cost of investments of $9,013,476 for federal income tax purposes at June 30, 2006, there was no unrealized appreciation or depreciation of investments.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,004,194 or 22.16% of net assets.


                             See accompanying notes

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT           VALUE
                                                                                          ------------     ------------
                                                                                              (DOLLARS IN THOUSANDS)
U.S. AGENCY OBLIGATIONS - 12.33%
FEDERAL HOME LOAN BANK - 4.11%
                                                                                                           ------------
    4.86%, Due 4/4/2007 ++ ..........................................................     $     10,000     $      9,997
                                                                                                           ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.11%
                                                                                                           ------------
    5.35%, Due 12/27/2006 ++ ........................................................           10,000            9,997
                                                                                                           ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.11%
                                                                                                           ------------
    5.307%, Due 12/22/2006 ++ .......................................................           10,000            9,997
                                                                                                           ------------
  TOTAL U.S. AGENCY OBLIGATIONS .....................................................                            29,991
                                                                                                           ------------

U.S. TREASURY OBLIGATIONS - 2.93%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.58%
    Discount Note, Due 8/1/2006 .....................................................            2,305            2,295
    Discount Note, Due 8/4/2006 .....................................................            4,000            3,981
                                                                                                           ------------
                                                                                                                  6,276
                                                                                                           ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.35%
                                                                                                           ------------
    Discount Note, Due 10/25/2006 ...................................................              850              836
                                                                                                           ------------
  TOTAL U.S. TREASURY OBLIGATIONS ...................................................                             7,112
                                                                                                           ------------

REPURCHASE AGREEMENTS - 84.69%
  Banc of America Securities, LLC, 5.313%, Due 7/3/2006 (Collateral held at the
   Bank of New York for Banc of America Securities, LLC, FNMA, 5.00%,
   Due 3/1/2035, Total Value - $86,328.) ............................................           85,000           85,000

  Barclays Capital, Inc., 5.25%, Due 7/3/2006 (Collateral held at the Bank of
   New York for Barclays Capital, Incorporated, FHLMC, 5.50%, Due 5/1/2033,
   Total Value - $2,032 and FNMA, 5.00% - 5.385%, Due 4/1/2036 - 5/1/2036,
   Total Value - $48,745.) ..........................................................           50,000           50,000
  Goldman Sachs, 5.28%, Due 7/3/2006 (Collateral held at the Bank of New York for Goldman Sachs, FNMA, 5.00% - 7.50%, Due 11/1/2029 - 9/1/2035,
   Total Value - $72,067.) ..........................................................           70,990           70,990
                                                                                                           ------------
TOTAL REPURCHASE AGREEMENTS .........................................................                           205,990
                                                                                                           ------------
TOTAL INVESTMENTS - 99.95% (COST $243,093) ..........................................                      $    243,093
OTHER ASSETS, NET OF LIABILITIES - 0.05% ............................................                               131
                                                                                                           ------------
TOTAL NET ASSETS - 100.00% ..........................................................                      $    243,224
                                                                                                           ============


     Percentages are stated as a percent of net assets.

     Based on cost of investments of $243,093 for federal income tax purposes at June 30, 2006, there was no unrealized appreciation or depreciation of investments.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.


                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT           VALUE
                                                                                          ------------     ------------
                                                                                              (DOLLARS IN THOUSANDS)
ALABAMA - 2.89%
                                                                                                           ------------
  Infirmary Health System Special Care Facilities Financial Authority of Mobile
   Revenue Bonds, Series 2006A, 3.97%, Due 2/1/2040, LOC Bank of Nova Scotia ........     $      1,000     $      1,000
                                                                                                           ------------

COLORADO - 9.83%
  Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series
   C-3, 4.03%, Due 1/1/2031, LOC US Bank, NA ........................................              500              500
  Colorado Educational and Cultural Facilities Variable Rate Demand Revenue
   Bonds, Series A7, (National Jewish Federation Bond Program), 4.03%,
   Due 7/1/2029, LOC Bank Of America, NA ............................................            1,000            1,000
  Colorado Health Facilities Authority Revenue Bonds, Series 2002B, 3.92%,
   Due 1/1/2033, LOC US Bank, NA ....................................................              900              900
  University of Colorado Hospital System Revenue Bonds, Series 2004B, 3.97%,
   Due 11/15/2035, LOC Citibank, NA .................................................            1,000            1,000
                                                                                                           ------------
  TOTAL COLORADO ....................................................................                             3,400
                                                                                                           ------------

FLORIDA - 18.60%
  Alachua County, Florida Housing Financial Authority, Multifamily Housing
   Revenue Bonds, Series 2001, (University Cove Apartment Project), 4.01%,
   Due 6/15/2034, LOC Fannie Mae ....................................................            1,830            1,830
  Collier County Health Facilities Authority Revenue Bonds, Series 2003 C,
   4.00%, Due 1/1/2035, LOC JP Morgan Chase .........................................            1,300            1,300
  Florida Gulf Coast University Financing Corp. Revenue Bonds, Series 2003,
   4.01%, Due 12/1/2033, LOC Wachovia Bank, NA ......................................            1,000            1,000
  Orange County Health Facilities Authority, Variable Rate Demand Revenue Bonds,
   Series 1992, (Adventist Health System/Sunbelt, Inc.), 4.05%, Due 11/15/2014,
   LOC Suntrust Bank ................................................................              900              900
  University Athletic Association, Inc. Revenue Bonds, Series 2001 Bonds, 4.05%,
   Due 10/1/2031, LOC Suntrust Bank .................................................            1,405            1,405
                                                                                                           ------------
  TOTAL FLORIDA .....................................................................                             6,435
                                                                                                           ------------

ILLINOIS - 7.49%
  Illinois Finance Authority Variable Rate Revenue Bonds, Series 2005B, 4.03%,
   Due 5/15/2035, LOC JP Morgan Chase ...............................................              790              790
  Village of Richton Park, Illinois-Industrial Development Revenue Bonds,
   Series 1997, (Avatar Corporation Project), 4.07%, Due 4/1/2027, LOC
   Fifth Third Bank .................................................................            1,800            1,800
                                                                                                           ------------
  TOTAL ILLINOIS ....................................................................                             2,590
                                                                                                           ------------

INDIANA - 2.89%
                                                                                                           ------------
  Fort Wayne, Indiana Industrial Economic Development Revenue Bonds,
   Series 1989, (ND-Tech Corporation Project), 4.08%, Due 7/1/2009, LOC
   Comerica Bank ....................................................................            1,000            1,000
                                                                                                           ------------

KENTUCKY - 6.64%
  Breckinridge County, Kentucky Lease Program Revenue Bonds, Series A, 4.03%,
   Due 2/1/2032, LOC US Bank, NA ....................................................            1,196            1,196
  Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001,
   (North American Stainless, L.P.), 3.99%, Due 5/1/2031, LOC Fifth Third Bank ......            1,100            1,100
                                                                                                           ------------
TOTAL KENTUCKY ......................................................................                             2,296
                                                                                                           ------------

MARYLAND - 4.86%
                                                                                                           ------------
  Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997,
   Issue I (The Grand), 4.02%, Due 6/1/2030, LOC Federal National
   Mortgage Association .............................................................            1,680            1,680
                                                                                                           ------------


                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2006 (Unaudited)


                                                                                              PAR
                                                                                             AMOUNT           VALUE
                                                                                          ------------     ------------
                                                                                              (DOLLARS IN THOUSANDS)
MICHIGAN - 5.13%
                                                                                                           ------------
  Michigan State Housing Development Authority, Variable Rate Limited Obligation
   Multifamily Housing Revenue Refunding Bonds, 4.03%, Due 6/1/2018, LOC
   Bank of New York .................................................................     $      1,775     $      1,775
                                                                                                           ------------

NEVADA - 2.89%
                                                                                                           ------------
  Nevada Housing Division-Variable Rate Demand Multi-Unit Housing Revenue Bonds,
   Series 2004, (Sundance Village Apartments), 4.03%, Due 10/1/2035,
   LOC Citibank, NA .................................................................            1,000            1,000
                                                                                                           ------------

NEW MEXICO - 4.34%
                                                                                                           ------------
  City of Farmington Pollution Control Revenue Bonds, Series 1994B, (Arizona
   Public Service Company), 3.99%, Due 9/1/2024, LOC Barclays Bank PLC ..............            1,500            1,500
                                                                                                           ------------

NEW YORK - 9.83%
  Dutchess County Industrial Development Agency Variable Rate Demand Civic
   Facility Revenue Bonds, Series 2002, 3.98%, Due 10/1/2032, LOC Allied
   Irish Bank, PLC ..................................................................            1,000            1,000
  New York City Housing Development Corporation, Multi-Family Mortgage Revenue
   Bonds, Series 2002A, (First Avenue Development), 4.00%, Due 10/15/2035, LOC
   Fannie Mae .......................................................................              800              800
  New York State Housing Finance Agency, 66 West 38th Street Housing Revenue
   Bonds, Series 2000A, 4.00%, Due 5/15/2033, LOC Fannie Mae ........................            1,600            1,600
                                                                                                           ------------
  TOTAL NEW YORK ....................................................................                             3,400
                                                                                                           ------------

OHIO - 4.91%
                                                                                                           ------------
  Ohio Water Development Authority, Environmental Improvement Revenue Bonds,
   Series 2000B, (Waste Management, Incorporated Project), 4.06%, Due 7/1/2020,
   LOC Fleet National Bank ..........................................................            1,700            1,700
                                                                                                           ------------

PENNSYLVANIA - 6.65%
  Delaware County Pennsylvania Pollution Control, Series 1999A, 4.05%,
   Due 4/1/2021, LOC Wachovia Bank, NA ..............................................              800              800
  Indiana County Industrial Development Authority Refunding Bonds, Series 2003A
   (Exelon Generation), 4.07%, Due 6/1/2027, LOC BNP Paribas ........................            1,500            1,500
                                                                                                           ------------
  TOTAL PENNSYLVANIA ................................................................                             2,300
                                                                                                           ------------

TEXAS - 3.47%
                                                                                                           ------------
  City of Midlothian, Texas Industrial Development Corporation, Environmental
   Facilities Revenue Bonds, Series 1999, (Holnam Texas Limited Partnership
   Project), 4.05%, Due 9/1/2031, LOC Bank One ......................................            1,200            1,200
                                                                                                           ------------

UTAH - 3.32%
                                                                                                           ------------
  Morgan County UT Solid Waste Disposal Revenue Bonds, Series 1996,
   (Holman, Inc. Project), 4.03%, Due 8/1/2031, LOC Wachovia Bank, NA ...............            1,150            1,150
                                                                                                           ------------

WYOMING - 4.34%
                                                                                                           ------------
  Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds,
   Series 1990A, (Pacificorp Project), 3.97%, Due 7/1/2015,
   LOC Barclays Bank PLC ............................................................            1,500            1,500
                                                                                                           ------------


                                                                                             SHARES
                                                                                          ------------
SHORT TERM INVESTMENTS - 1.67%
  BlackRock Provident MuniCash Fund .................................................           32,554               33


                             See accompanying notes

AMERICAN BEACON MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS - CONTINUED
June 30, 2006 (Unaudited)


                                                                                             SHARES           VALUE
                                                                                          ------------     ------------
                                                                                              (DOLLARS IN THOUSANDS)
  Federated Municipal Obligations Fund,
                                                                                                           ------------
  TOTAL SHORT TERM INVESTMENTS                                                                                      585
                                                                                                           ------------

TOTAL INVESTMENTS - 99.75% (COST $34,511)                                                                  $     34,511
OTHER ASSETS, NET OF LIABILITIES - 0.25%                                                                             86
                                                                                                           ------------
TOTAL NET ASSETS - 100.00%                                                                                 $     34,597
                                                                                                           ============


     Percentages are stated as a percent of net assets.

     For municipal obligations, rates associated with money market securities represent yield to maturity or yield to next reset date.

     Based on cost of investments of $34,511 for federal income tax purposes at June 30, 2006, there was no unrealized appreciation or depreciation of investments.


                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006 (UNAUDITED) (IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                        U.S. GOVERNMENT      MUNICIPAL
                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                        ------------    ---------------    ------------


ASSETS:
     Investments in securities at value (cost -
       $8,872,461, $37,103 and $34,511,
       respectively).................................    $8,872,461         $ 37,103          $34,511
     Repurchase agreements (cost - $141,015, $205,990
       and $0 respectively)                                 141,015          205,990               --
     Dividends and interest receivable...............        31,847              168               99
     Prepaid expenses................................           105                2               --
                                                         ----------         --------          -------
          TOTAL ASSETS...............................     9,045,428          243,263           34,610
                                                         ----------         --------          -------
LIABILITIES:
     Management and investment advisory fees payable
       (Note 2)......................................           760               24                3
     Other liabilities...............................            53               15               10
                                                         ----------         --------          -------
          TOTAL LIABILITIES..........................           813               39               13
                                                         ----------         --------          -------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL
  INTERESTS..........................................    $9,044,615         $243,224          $34,597
                                                         ==========         ========          =======




                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED) (IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                        U.S. GOVERNMENT      MUNICIPAL
                                                        MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                        ------------    ---------------    ------------


INVESTMENT INCOME:
     Interest income.................................     $204,069           $6,635            $516
                                                          --------           ------            ----
          TOTAL INVESTMENT INCOME....................      204,069            6,635             516
                                                          --------           ------            ----
EXPENSES:
     Management and investment advisory fees (Note
       2)............................................        4,274              140              15
     Custodian fees..................................          191                6               1
     Professional fees...............................           47                8               6
     Other expenses..................................          161               18               1
                                                          --------           ------            ----
          TOTAL EXPENSES.............................        4,673              172              23
                                                          --------           ------            ----
NET INVESTMENT INCOME................................      199,396            6,463             493
                                                          --------           ------            ----
REALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments................            3                1              --
                                                          --------           ------            ----
          NET GAIN ON INVESTMENTS....................            3                1              --
                                                          --------           ------            ----
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................     $199,399           $6,464            $493
                                                          ========           ======            ====




                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

--------------------------------------------------------------------------------




                                                                         U.S. GOVERNMENT
                                          MONEY MARKET                    MONEY MARKET               MUNICIPAL MONEY MARKET
                                 ------------------------------  ------------------------------  ------------------------------
                                 SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                     JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,      JUNE 30,      DECEMBER 31,
                                       2006            2005            2006            2005            2006            2005
                                 ----------------  ------------  ----------------  ------------  ----------------  ------------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)


INCREASE (DECREASE) IN NET
  ASSETS:
OPERATIONS:
     Net investment income.....    $    199,396    $    218,128     $     6,463     $     7,700      $    493        $    837
     Net realized gain on
       investments.............               3              18               1               6            --              --
                                   ------------    ------------     -----------     -----------      --------        --------
          TOTAL INCREASE IN NET
            ASSETS RESULTING
            FROM OPERATIONS....         199,399         218,146           6,464           7,706           493             837
                                   ------------    ------------     -----------     -----------      --------        --------
TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS:
     Contributions.............      55,472,099      98,275,830       1,322,006       1,782,252        24,379          56,703
     Withdrawals...............     (53,412,924)    (97,114,356)     (1,324,806)     (1,799,917)      (20,771)        (62,338)
                                   ------------    ------------     -----------     -----------      --------        --------
          NET INCREASE
            (DECREASE) IN NET
            ASSETS RESULTING
            FROM TRANSACTIONS
            IN INVESTORS'
            BENEFICIAL
            INTERESTS..........       2,059,175       1,161,474          (2,800)        (17,665)        3,608          (5,635)
                                   ------------    ------------     -----------     -----------      --------        --------
          NET INCREASE
            (DECREASE) IN NET
            ASSETS.............       2,258,574       1,379,620           3,664          (9,959)        4,101          (4,798)
                                   ------------    ------------     -----------     -----------      --------        --------
NET ASSETS:
     Beginning of period.......       6,786,041       5,406,421         239,560         249,519        30,496          35,294
                                   ------------    ------------     -----------     -----------      --------        --------
     END OF PERIOD.............    $  9,044,615    $  6,786,041     $   243,224     $   239,560      $ 34,597        $ 30,496
                                   ============    ============     ===========     ===========      ========        ========




                             See accompanying notes

AMERICAN BEACON MASTER TRUST PORTFOLIOS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------




                                                                                MONEY MARKET
                                                       -------------------------------------------------------------
                                                       SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                           JUNE 30,        -----------------------------------------
                                                             2006           2005     2004     2003     2002     2001
                                                       ----------------    -----    -----    -----    -----    -----
                                                          (UNAUDITED)



Total return........................................         2.34%(A)      3.25%    1.34%    1.13%    1.81%    4.30%
Ratios to average net assets (annualized):
     Expenses.......................................         0.11%         0.11%    0.11%    0.11%    0.11%    0.11%
     Net investment income..........................         4.66%         3.20%    1.30%    1.14%    1.81%    3.95%





                                                                        U.S. GOVERNMENT MONEY MARKET
                                                       -------------------------------------------------------------
                                                       SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                           JUNE 30,        -----------------------------------------
                                                             2006           2005     2004     2003     2002     2001
                                                       ----------------    -----    -----    -----    -----    -----
                                                          (UNAUDITED)



Total return........................................         2.32%(A)      3.19%    1.30%    1.11%    1.74%    4.24%
Ratios to average net assets (annualized):
     Expenses.......................................         0.12%         0.12%    0.11%    0.12%    0.12%    0.11%
     Net investment income..........................         4.61%         3.15%    1.30%    1.13%    1.71%    3.99%




                                                                           MUNICIPAL MONEY MARKET
                                                       -------------------------------------------------------------
                                                       SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                           JUNE 30,        -----------------------------------------
                                                             2006           2005     2004     2003     2002     2001
                                                       ----------------    -----    -----    -----    -----    -----
                                                          (UNAUDITED)



Total return........................................         1.58%(A)      2.38%    1.18%    1.08%    1.39%    2.71%
Ratios to average net assets (annualized):
     Expenses.......................................         0.15%         0.11%    0.11%    0.12%    0.12%    0.13%
     Net investment income..........................         3.18%         2.35%    1.14%    1.05%    1.39%    2.71%


--------

  (A) Not annualized.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     American Beacon Master Trust (the "Trust"), formerly known as AMR Investment Services Trust, is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. Prior to November 1, 2004, the Trust was organized as a trust under the laws of the State of New York. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the American Beacon Master Money Market Portfolio, American Beacon Master U.S. Government Money Market Portfolio and American Beacon Master Municipal Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The objective of each Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

     American Beacon Advisors, Inc. (the "Manager"), formerly known as AMR Investment Services, Inc., is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

     The following is a summary of the significant accounting policies followed by the Portfolios.

  Security Valuation

     Securities of the Portfolios are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

  Security Transactions and Investment Income

     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  Federal Income and Excise Taxes

     The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.

  Repurchase Agreements

     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or U.S. Government agency securities and are valued at cost, which approximates market value. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by the Manager so that the collateral's market value exceeds the carrying value of the repurchase agreement plus accrued interest.

AMERICAN BEACON MASTER TRUST
NOTES TO FINANCIAL STATEMENTS -- CONTINUED
JUNE 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------


  Use of Estimates

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

  Other

     Under the Trust's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust's maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.

2.  TRANSACTIONS WITH AFFILIATES

  Management Agreement

     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment advisor to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios 0.10% of the average daily net assets of each of the Portfolios.

  Interfund Lending Program

     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolios, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Money Market Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2006, the Money Market Portfolio earned $79 under the credit facility. This amount is included in interest income on the financial statements.

  Other

     Certain officers or Trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Mr. Feld and the non-interested Trustees (other than Mr. O'Sullivan) and their spouses are provided free unlimited air transportation on American. Retired Trustees and their spouses are provided free air transportation on American, up to a maximum annual value of $40,000. The Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel. Mr. O'Sullivan as a retiree of American, already receives flight benefits. Mr. O'Sullivan receives an annual retainer plus a fee for each Board meeting attended.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS
(UNAUDITED)
--------------------------------------------------------------------------------


     At its February 17, 2006 meeting, the Board of Trustees (the "Board") considered the renewal of the existing Management Agreements (the "Agreements") between the Manager and the American Beacon Mileage Funds, on behalf of the American Beacon Money Market Mileage Fund, American Beacon Municipal Money Market Mileage Fund, and the American Beacon U.S. Government Money Market Mileage Fund (collectively, the "Funds"), and between the Manager and the American Beacon Master Trust, on behalf of the American Beacon Master Money Market Portfolio, American Beacon Master Municipal Money Market Portfolio, and the American Beacon Master U.S. Government Money Market Portfolio (collectively, the "Portfolios"). The term "Funds" is used throughout this section to refer to both the Funds and the Portfolios. In preparation for the Board's consideration to renew the Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. ("Lipper"). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager. In addition, the Board's Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held separate meetings on December 8, 2005, February 8, 2006 and February 17, 2006 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.

     The Board considered, among other materials, responses by the Manager to inquiries requesting:

     - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

     - a copy of the Manager's most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

     - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

     - a cost/profitability analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

     - an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

     - an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

     - confirmation that the Manager's financial condition does not raise concerns that it would be unable to continue providing the same scope and quality of services to the Funds;

     - a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies;

     - a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year;

     - a description of the basis upon which portfolio managers are compensated, including any "incentive" arrangements;

     - a discussion regarding the Manager's participation in "soft dollar" arrangements, if any;

     - a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

     - a description of trade allocation procedures among accounts managed by the firm;

     - a summary of any material changes to the Manager's compliance program with regard to federal, state, corporate and Fund requirements;

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS -- CONTINUED
(UNAUDITED)
--------------------------------------------------------------------------------


     - a discussion of any material compliance problems and remedial actions;

     - information regarding the Manager's code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto;

     - a description of the Manager's affiliation with any broker-dealer;

     - a discussion of any anticipated change in the Manager's controlling persons;

     - verification of the Manager's insurance coverage with regards to the services provided to the Funds;

     - a comparison of the performance of each Fund to appropriate indices, including comments on the relative performance of each Fund versus comparable indices;

     - a discussion, if applicable, of any underperformance by a Fund relative to its peer group;

     - an analysis of any material complaints received from Fund shareholders;

     - a description of the Manager's securities lending practices and the fees received from such practices;

     - a description of the portfolio turnover rate and average execution costs for each Fund;

     - a discussion of whether the Manager receives, with respect to trade execution for the Funds, other special compensation, including any payment for order flow; and

     - a description of how expenses that are not readily identifiable to a particular Fund are allocated.

     The Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds, and (iii) each Fund's investment advisory fees versus comparable mutual funds. For each Fund, the class used for comparative purposes was the class with the longest performance history, which in most cases is the Institutional Class. References below to each Fund's Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.

     The Trustees also received a memorandum from their legal counsel detailing the Board's responsibilities pertaining to the renewal of the Agreements. This memorandum explained the regulatory requirements surrounding the Board's process for evaluating investment advisors and the terms of the contracts.

     Provided below is an overview of the primary factors the Board considered at its February 2006 meeting. The Board did not identify any particular information that was most relevant to its consideration to renew the Agreements, and each Trustee may have afforded different weight to the various factors.

CONSIDERATIONS WITH RESPECT TO ALL FUNDS

     In determining whether to approve the continuance of the Agreements, the Board considered the best interests of each Fund separately. In addition, while the Agreements for all of the Funds were considered at the same Board meeting, the Board considered each Fund's investment management relationship separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) the Manager's cost for providing the services and the profitability of the advisory business to the Manager; (4) the extent to which economies of scale have been taken into account in setting the fee schedule; and (5) whether fee levels reflect these economies of scale for the benefit of Fund investors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS -- CONTINUED
(UNAUDITED)
--------------------------------------------------------------------------------


  Nature, Extent and Quality of Services

     With respect to the renewal of the Agreements, the Board considered: the Manager's ability to retain key investment personnel and to provide consistent performance and an active client service program; the Manager's goal to provide consistent above average long-term performance at low cost; the continuing efforts by the Manager to add new Funds so as to enhance the Trusts' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; and the addition of personnel to manage the Funds, promote sales and improve services. Based on this information, the Board concluded that the nature, extent and quality of the management services provided by the Manager were appropriate for each Fund and, thus, supported a decision to renew the Agreements.

  Investment Performance

     The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund's investment performance relative to its benchmark index(es) and peer group. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. Discussions regarding the Board's considerations with respect to each Fund's performance are below under "Additional Considerations and Conclusions with Respect to each Fund."

  Cost of Services and Profits Realized

     In analyzing the cost of services and profitability of the Manager in connection with its investment advisory services to a Fund, the Board considered the Manager's operations and low cost structure. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. Discussions regarding the Board's considerations with respect to each Fund's fee rates are set forth below under "Additional Considerations and Conclusions with Respect to each Fund."

  Economies of Scale

     In considering the reasonableness of the management fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. With respect to the management fee, the Board acknowledged the Manager's low cost structure and the increasing costs of personnel, technology and operations. Based on these considerations, the Board concluded that the Funds' fee structures are reasonably designed to pass on economies of scale to Fund shareholders.

  Benefits to be Derived from the Relationship with the Funds

     The Board considered the "fall-out" or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager's investment process and expanding the level of assets under management by the Manager. After consideration of this information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationships with the Funds appear to be fair and reasonable.

ADDITIONAL CONSIDERATIONS AND CONCLUSIONS WITH RESPECT TO EACH FUND

     The Board considered the relative performance of each Fund versus the respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes up to the 30 largest funds in the respective Lipper category where the Fund is classified by Lipper.

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS -- CONTINUED
(UNAUDITED)
--------------------------------------------------------------------------------


  Additional Considerations and Conclusions with Respect to the Money Market Mileage Fund

     In considering the renewal of the Agreements with the Fund, the Board considered performance data for various periods ended December 31, 2005. In this regard, they considered that: (1) the Mileage Class total return performance was in the 1st quintile for all relevant periods except the ten-year period where its performance was in the 2nd quintile compared to the returns of a peer group of mutual funds identified by Lipper as having an investment objective similar to the Fund ("Lipper Universe"), and (2) the Mileage Class outperformed the Lipper Money Market Average and the Lipper Money Market Index for all relevant periods.

     In addition, the Board considered the fees payable under the Agreements. In this regard, they considered that: (1) the Mileage Class total expenses were in the 2nd quintile and actual management fees (including administrative fees) were in the 1st quintile compared to the expenses and fees of a peer group of similar funds classified by Lipper ("Fee Universe") where the 1st quintile represents the lowest fees or expenses among the group, and (2) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund.

     Based on these considerations and those noted above with respect to all Funds, the Board: (1) concluded that the fees paid to the Manager under the Agreements are fair and reasonable; (2) concluded that the profits to the Manager are reasonable in light of the quality of services provided to the Fund, including direct management of the Fund's assets; (3) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund; and (4) approved the renewal of the Agreements with respect to the Fund.

  Additional Considerations and Conclusions with Respect to the Municipal Money Market Mileage Fund

     In considering the renewal of the Agreements with the Fund, the Board considered performance data for various periods ended December 31, 2005. In this regard, they considered that: (1) the Mileage Class total return performance was in the 2nd quintile for the two-, three- and ten-year periods and 3rd quintile for the one-, four- and five-year periods compared to the Lipper Universe, and
(2) the Mileage Class outperformed the Lipper Tax Exempt Money Market Average and underperformed the Lipper Tax Exempt Money Market Index for all relevant periods.

     In addition, the Board considered the fees payable under the Agreements. In this regard, they considered that: (1) the Mileage Class actual management fees (including administrative fees) were in the 1st quintile and total expenses were in the 4th quintile compared to the Fee Universe where the 1st quintile represents the lowest fees or expenses among the group; (2) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; (3) the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain a competitive total expense ratio for the Platinum Class of the Fund; and (4) the Manager's profitability analysis indicated that it incurred a loss on the services it provided to the Fund.

     Based on these considerations and those noted above with respect to all Funds, the Board: (1) concluded that the fees paid to the Manager under the Agreements are fair and reasonable; (2) concluded that the profits to the Manager are reasonable in light of the quality of services provided to the Fund, including direct management of the Fund's assets; (3) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund; and (4) approved the renewal of the Agreements with respect to the Fund.

  Additional Considerations and Conclusions with Respect to the U.S. Government Money Market Mileage Fund

     In considering the renewal of the Agreements with the Fund, the Board considered performance data for various periods ended December 31, 2005. In this regard, they considered that: (1) the Mileage Class total return performance was in the 3rd quintile for all relevant periods compared to the Lipper Universe, and (2) the Mileage Class outperformed the Lipper U.S. Government Money Market Average for all relevant periods and underperformed

DISCLOSURE REGARDING THE BOARD OF TRUSTEES' APPROVAL OF THE MANAGEMENT AGREEMENTS OF THE FUNDS AND THE PORTFOLIOS -- CONTINUED
(UNAUDITED)
--------------------------------------------------------------------------------


the Lipper U.S. Government Money Market Index for all relevant periods except the two-and ten-year periods where it outperformed and matched the Index, respectively.

     In addition, the Board considered the fees payable under the Agreements. In this regard, they considered that: (1) the Mileage Class actual management fees (including administrative fees) were in the 1st quintile and total expenses were in the 4th quintile compared to the Fee Universe where the 1st quintile represents the lowest fees or expenses among the group; (2) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund; (3) the Manager has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to maintain a competitive total expense ratio for the Mileage and Platinum Classes of the Fund; and (4) the Manager's profitability analysis indicated that it incurred a loss on the services it provided to the Fund.

     Based on these considerations and those noted above with respect to all Funds, the Board: (1) concluded that the fees paid to the Manager under the Agreements are fair and reasonable; (2) concluded that the profits to the Manager are reasonable in light of the quality of services provided to the Fund, including direct management of the Fund's assets; (3) determined that the Fund and its shareholders would benefit from the Manager's continued management of the Fund; and (4) approved the renewal of the Agreements with respect to the Fund.

                          (AMERICAN BEACON FUNDS LOGO)

--------------------------------------------------------------------------------

DELIVERY OF DOCUMENTS
To reduce expenses, your financial institution may mail only one copy of the Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Funds through a financial institution, you may be able to receive the Funds' regulatory mailings, such as the Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution's name or contact your financial institution directly.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:




               (KEYBOARD GRAPHIC)                                  (MOUSE GRAPHIC)

                   BY E-MAIL:                                     ON THE INTERNET:

       American-Beacon.Funds@ambeacon.com                       Visit our website at
                                                             www.americanbeaconfunds.com





-------------------------------------------------------------------------------




               (TELEPHONE GRAPHIC)                                (MAILBOX GRAPHIC)

                  BY TELEPHONE:                                       BY MAIL:






      Mileage Class(R)             Platinum Class(SM)             Mileage Class(R)             Platinum Class(SM)
     ------------------            -------------------           ------------------            -------------------
     Call (800) 388-3344           Call (800) 967-9009          American Beacon Funds         American Beacon Funds
                                                                   P.O. Box 219643         4151 Amon Carter Blvd., MD
                                                             Kansas City, MO 64121-9643               2450
                                                                                              Fort Worth, TX 76155




-------------------------------------------------------------------------------





 AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES    Availability of Proxy Voting Policy and
                                                                      Records

In addition to the Schedule of Investments        A description of the policies and procedures
provided in each semi-annual and annual           that the Funds use to determine how to vote
report, each Fund files a complete schedule of    proxies relating to portfolio securities is
its portfolio holdings with the Securities and    available in each Fund's Statement of
Exchange Commission ("SEC") on Form N-Q as of     Additional Information, which may be obtained
the first and third fiscal quarters. The          free of charge by calling 1-800-967-9009 or by
Funds' Forms N-Q are available on the SEC's       accessing the SEC's website at www.sec.gov.
website at www.sec.gov. The Forms N-Q may also    Each Fund's proxy voting record for the most
be reviewed and copied at the SEC's Public        recent year ended June 30 is filed annually
Reference Room, 450 Fifth Street, NW,             with the SEC on Form N-PX. The Funds' Forms N-
Washington, DC 20549. Information regarding       PX are available on the SEC's website at
the operation of the SEC's Public Reference       www.sec.gov. Each Fund's proxy voting record
Room may be obtained by calling 1-800-SEC-        may also be obtained by calling 1-800-967-
0330. A complete schedule of each Fund's          9009.
portfolio holdings is also available on the
Funds' website (www.americanbeaconfunds.com)
approximately thirty days after the end of
each fiscal quarter.



FUND SERVICE PROVIDERS:





  CUSTODIAN                   TRANSFER AGENT                INDEPENDENT REGISTERED  DISTRIBUTOR
  STATE STREET BANK AND       BOSTON FINANCIAL DATA         PUBLIC ACCOUNTING FIRM  FORESIDE FUND SERVICES
  TRUST                       SERVICES                      ERNST & YOUNG LLP       Portland, Maine
  Boston, Massachusetts       Kansas City, Missouri         Chicago, Illinois



This report is prepared for shareholders of the American Beacon Mileage Funds and may be distributed to others only if preceded or accompanied by a current prospectus.

-------------------------------------------------------------------------------
American Airlines, Inc. is not responsible for investments made in the American Beacon Mileage Funds. American Beacon Mileage Funds is a service mark of AMR Corporation. Mileage Class is a registered service mark of American Beacon Advisors, Inc. Platinum Class, American Beacon Money Market Mileage Fund, American Beacon U.S. Government Money Market Mileage Fund, and American Beacon Municipal Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.
                                                                       SAR 06/06
                                                                         537883

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the "Code") nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder reports presented in Item 1.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder reports presented in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust's Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.

ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

     (b) There were no changes in the Trust's internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.
     (a)(1)   Not Applicable.

     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

     (a)(3)  Not Applicable.

     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): American Beacon Mileage Funds

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William F. Quinn
   --------------------
   William F. Quinn
   President

Date: September 8, 2006


By /s/ Rebecca L. Harris
   ---------------------
   Rebecca L. Harris
   Treasurer

Date: September 8, 2006